Share Capital - Rollforward of Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Number of Stock Options Outstanding, beginning of period (in shares) | shares	2,781,074	4,202,389
Number of Stock Options Issued (in shares) | shares	525,138	449,248
Number of Stock Options Exercised (in shares) | shares	(1,333,199)	(1,812,558)
Number of Stock Options Cancelled (in shares) | shares	(86,688)	(58,005)
Number of Stock Options Outstanding, end of period (in shares) | shares	1,886,325	2,781,074
Weighted Average Exercise Price, Outstanding, beginning of period (in usd per share) | $ / shares	$ 15.49	$ 11.36
Weighted Average Exercise Price, Issued (in usd per share) | $ / shares	18.00	17.80
Weighted Average Exercise Price, Exercised (in usd per share) | $ / shares	11.28	6.35
Weighted Average Exercise Price, Cancelled (in usd per share) | $ / shares	18.59	19.59
Weighted Average Exercise Price, Outstanding, end of period (in usd per share) | $ / shares	$ 19.56	$ 15.49